Nature of operations	12 Months Ended
Jun. 30, 2024
Nature Of Operations
Nature of operations

1. Nature of operations:

SolarBank Corporation (the “Company”) was formed under the laws of the province of Ontario on September 23, 2013. The Company is engaged in the development and operation of solar photovoltaic power generation projects in Canada and the United States with a geographic focus in the province of Ontario, Canada and New York state, USA. The Company changed its name from Abundant Solar Energy Inc. to SolarBank Corporation on October 7, 2022.

The address of the Company and the principal place of the business is 505 Consumers Rd, Suite 803, Toronto, ON, M2J 4Z2.

On March 1, 2023, the Company closed its initial public offering (the “Offering”) of common shares. With completion of the Offering, the Company commenced trading its common shares on the Canadian Securities Exchange (the “CSE”) under the symbol “SUNN” on March 2, 2023. On February 14, 2024, the Company migrated its listing to the Cboe Canada Exchange Inc. under the existing trading symbol “SUNN”. On April 8, 2024, the Company’s common shares commenced trading on the Nasdaq Global market under the symbol “SUUN”.